New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Condensed Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,560	$ 5,430	[1]
Restricted cash	657	770	[1]
Trade receivables, net	548	496	[1]
Financing receivables, net	18,957	19,795	[1]	$ 18,890
Inventories, net	7,131	6,452	[1]
Property, plant and equipment, net	6,254	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	537	561	[1]
Equipment under operating leases	1,744	1,845	[1]
Goodwill	2,460	2,472	[1]
Other intangible assets, net	762	792	[1]
Deferred tax assets	748	852	[1]
Derivative assets	113	77	[1]
Other assets	1,892	1,925	[1]
Total Assets	46,363	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,353	25,895	[1]
Trade payables	6,300	6,060	[1]
Deferred tax liabilities	97	94	[1]
Pension, postretirement and other postemployment benefits	1,627	2,300	[1]
Derivative liabilities	126	98	[1]
Other liabilities	9,254	9,594	[1]
Total Liabilities	41,757	44,041	[1]
Redeemable noncontrolling interest	27	25	[1]
Total Equity	4,579	4,232		$ 4,304	$ 4,320
Total Liabilities and Equity	$ 46,363	48,298	[1]
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
ASSETS
Cash and cash equivalents		5,430
Restricted cash		770
Trade receivables, net		496
Financing receivables, net		19,842
Inventories, net		6,280
Property, plant and equipment, net		7,003
Investments in unconsolidated subsidiaries and affiliates		561
Equipment under operating leases		1,845
Goodwill		2,472
Other intangible assets, net		792
Deferred tax assets		818
Derivative assets		77
Other assets		1,889
Total Assets		48,275
LIABILITIES AND EQUITY
Debt		25,895
Trade payables		6,060
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,300
Derivative liabilities		98
Other liabilities		9,400
Total Liabilities		43,850
Redeemable noncontrolling interest		25
Total Equity		4,400
Total Liabilities and Equity		48,275
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
ASSETS
Financing receivables, net		(47)
Inventories, net		172
Property, plant and equipment, net		(172)
Deferred tax assets		34
Other assets		36
Total Assets		23
LIABILITIES AND EQUITY
Deferred tax liabilities		(3)
Other liabilities		194
Total Liabilities		191
Total Equity		(168)
Total Liabilities and Equity		$ 23

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).